Segment Reporting - Schedule of Segment Reporting Information, by Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting, Asset Reconciling Item [Line Items]
Total revenues	$ 137,421	$ 122,368	$ 105,522
Net loss	(38,531)	(28,354)	(99,574)
Grant revenue
Segment Reporting, Asset Reconciling Item [Line Items]
Total revenues	1,985	1,229	570
Reportable Segment
Segment Reporting, Asset Reconciling Item [Line Items]
Total revenues	135,436	121,139	104,952
Costs of goods sold and services, including shipping and handling costs	62,430	56,290	68,082
Certain operating expenses, excluding shipping and handling costs	124,587	107,029	110,737
Other segment items	(11,065)	(12,597)	26,277
Net loss	38,531	28,354	99,574
Reportable Segment | Grant revenue
Segment Reporting, Asset Reconciling Item [Line Items]
Total revenues	$ 1,985	$ 1,229	$ 570